Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 2	$ (24)	$ (5)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(192)	(876)	(708)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	239	943	769
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	9	(3)	(6)
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	84	92	88
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings		2	(1)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	110	24	101
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	188	237	331
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	61	255	226
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(172)	(220)	(140)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	39	(69)	(14)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member] | Compensation Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(4)	1	1
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Credit Contracts [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	3	1
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Other Derivatives [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 2	$ (1)	$ (39)